Cash Equivalents and Marketable Securities (Tables)	9 Months Ended
Sep. 30, 2021
Investments, Debt and Equity Securities [Abstract]
Schedule of Cash and Cash Equivalents
The amortized costs, unrealized gains and losses, and estimated fair values of the Company’s cash equivalents and marketable securities were as follows (in thousands):

	As of December 31, 2020
	Amortized Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Cash equivalents:
Money market funds	$28,371	$—	$—	$28,371
Marketable securities:
Commercial paper	27,473	—	—	27,473
Corporate securities	6,940	—	(2)	6,938
U.S. Treasury securities	16,157	1	—	16,158
Asset-backed securities	2,772	—	—	2,772
Total marketable securities	53,342	1	(2)	53,341
Total	$81,713	$1	$(2)	$81,712

	As of December 31, 2019
	Amortized Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Cash equivalents:
Money market funds	$4,090	$—	$—	$4,090
Marketable securities:
Certificates of deposit	4,586	—	—	4,586
Commercial paper	18,128	—	—	18,128
Corporate securities	11,176	2	—	11,178
U.S. Treasury securities	51,317	28	—	51,345
Asset-backed securities	10,203	5	—	10,208
Total marketable securities	95,410	35	—	95,445
Total	$99,500	$35	$—	$99,535

Schedule of Debt Securities, Available-for-sale
The amortized costs, unrealized gains and losses, and estimated fair values of the Company’s cash equivalents and marketable securities were as follows (in thousands):

	As of December 31, 2020
	Amortized Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Cash equivalents:
Money market funds	$28,371	$—	$—	$28,371
Marketable securities:
Commercial paper	27,473	—	—	27,473
Corporate securities	6,940	—	(2)	6,938
U.S. Treasury securities	16,157	1	—	16,158
Asset-backed securities	2,772	—	—	2,772
Total marketable securities	53,342	1	(2)	53,341
Total	$81,713	$1	$(2)	$81,712

	As of December 31, 2019
	Amortized Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Cash equivalents:
Money market funds	$4,090	$—	$—	$4,090
Marketable securities:
Certificates of deposit	4,586	—	—	4,586
Commercial paper	18,128	—	—	18,128
Corporate securities	11,176	2	—	11,178
U.S. Treasury securities	51,317	28	—	51,345
Asset-backed securities	10,203	5	—	10,208
Total marketable securities	95,410	35	—	95,445
Total	$99,500	$35	$—	$99,535

Investments Classified by Contractual Maturity Date
The following tables present the contractual maturities of the Company’s marketable securities (in thousands):

	As of December 31, 2020
	Amortized Cost	Estimated Fair Value
Due within one year	$53,342	$53,341

	As of December 31, 2019
	Amortized Cost	Estimated Fair Value
Due within one year	$95,410	$95,445